Segment Reporting (Details) - Schedule of Segment Information Provided to the Group CEO - ZAR (R) R in Thousands	3 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	R 963,768	R 836,397
Other revenue	19,372	19,197
Vehicle sales	2,099	81,563
Delivery service	96,586	59,630
Segment revenue	1,081,825	996,787
Segment operating profit/(loss)	299,747	224,374
Depreciation and amortization	166,990	161,750
Capital expenditure	279,921	195,700
Cartrack [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	959,603	834,232
Other revenue	19,372	19,197
Vehicle sales	2,099
Delivery service
Segment revenue	981,074	853,429
Segment operating profit/(loss)	287,187	231,901
Depreciation and amortization	166,146	160,189
Capital expenditure	279,550	195,408
Karooooo Logistics [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	4,165	2,165
Other revenue
Vehicle sales
Delivery service	96,586	59,630
Segment revenue	100,751	61,795
Segment operating profit/(loss)	12,560	4,529
Depreciation and amortization	844	463
Capital expenditure	R 371	245
Carzuka [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue
Other revenue
Vehicle sales		81,563
Delivery service
Segment revenue		81,563
Segment operating profit/(loss)		(12,056)
Depreciation and amortization		1,098
Capital expenditure		R 47